Expense Example - Pioneer Flexible Opportunities Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 570
Expense Example, with Redemption, 3 Years	837
Expense Example, with Redemption, 5 Years	1,124
Expense Example, with Redemption, 10 Years	1,941
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	307
Expense Example, with Redemption, 3 Years	640
Expense Example, with Redemption, 5 Years	1,098
Expense Example, with Redemption, 10 Years	2,369
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	559
Expense Example, with Redemption, 10 Years	1,250
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	188
Expense Example, with Redemption, 3 Years	582
Expense Example, with Redemption, 5 Years	1,001
Expense Example, with Redemption, 10 Years	2,169
Class K
Expense Example:
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	528
Expense Example, with Redemption, 10 Years	$ 1,175